Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	AIM FUNDS GROUP (INVESCO FUNDS GROUP)
Prospectus Date	rr_ProspectusDate	Sep. 24, 2012
Document Creation Date	dei_DocumentCreationDate	Sep. 21, 2012